UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Annual Report
December 31, 2022

Contents

Fidelity® Series Emerging Markets Debt Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Debt Local Currency Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Debt Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Emerging Markets Debt Fund	-14.45%	-1.27%	1.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Fund on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global Diversified and J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
$9,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values

$11,895 Fidelity® Series Emerging Markets Debt Fund

$11,431 J.P. Morgan Emerging Markets Bond Index Global

Effective October 3, 2022, the fund's benchmark changed from the J.P. Morgan Emerging Markets Bond Index Global to the J.P. Morgan Emerging Markets Bond Index Global Diversified.

Fidelity® Series Emerging Markets Debt Fund
Management's Discussion of Fund Performance
Market Recap:
Emerging-markets debt returned -17.78% in 2022, according to the J.P. Morgan Emerging Markets Bond Index Global Diversified, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, as did central banks in other developed and emerging markets. Among other significant developments, the Chinese property market showed signs of weakness and China's zero-COVID policy created challenges for global supply chains and global economic growth. Commodity-importing countries and frontier markets were hit particularly hard by concern about recession. However, the index rallied in the final quarter of the year, as yield spreads tightened and U.S. Treasury yields stabilized amid signs of lower inflationary pressure, and China's lifting of COVID restrictions and policy stimulus raised hopes at the end of a tumultuous 2022. For the full year, investment-grade credit markets, including China (-8%), outpaced non-investment-grade countries in the index. Despite high inflation in Turkey (+3%), central bankers there cut interest rates, as currency reserves increased due to a pickup in foreign investment. Meanwhile, Russia and Belarus, which were removed from the index in March, each returned -100%. Ukraine returned roughly -77%, as the country received the permission of sovereign bondholders to delay debt payments for two years.
Comments from Co-Managers Timothy Gill and Nader Nazmi:
For the year, the fund returned -14.45%, outperforming the -17.78% result of the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified. Versus the benchmark, security selection more than offset negative market selection this year. The main contributor was Russia, where security selection among certain corporate bonds, which we held in lieu of sovereign and quasi-sovereign bonds, boosted relative performance. Elsewhere, our security selection in Argentina and Malaysia notably contributed to the fund's relative performance. The fund's cash position of about 3%, on average, the past 12 months significantly boosted our relative result amid the negative market backdrop. Conversely, an overweighting in Ukrainian bonds detracted, but security choices in Ukraine in shorter-maturity bonds offset some of this negative. An underweighting in China hurt because these generally higher-credit-quality bonds outpaced the benchmark. Security selection among Chinese bonds held back relative performance to a much lesser degree. Our non-benchmark stake in U.S. Treasuries, which we use from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates, also dragged on our relative result this year.
Note to shareholders:
On September 1, 2022, the fund's benchmark changed to a country-capped version of the J.P. Morgan Emerging Markets Bond Index Global, the J.P. Morgan Emerging Markets Bond Index Global Diversified.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Emerging Markets Debt Fund
Investment Summary December 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Petroleos Mexicanos	5.2
U.S. Treasury Obligations	3.7
State of Qatar	3.2
Dominican Republic	3.2
Indonesian Republic	3.1
Turkish Republic	3.1
Arab Republic of Egypt	2.8
Sultanate of Oman	2.8
Colombian Republic	2.6
United Mexican States	2.0
31.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 91.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 37.3%
	Principal Amount (a)	Value ($)
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)	2,216,875	2,012,923
8.75% 4/4/24 (b)	5,787,600	5,468,559
TOTAL ARGENTINA		7,481,482
Azerbaijan - 1.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	10,167,434
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	3,015,000	3,100,362
TOTAL AZERBAIJAN		13,267,796
Bahrain - 1.5%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	7,028,072
7.625% 11/7/24 (b)	8,680,000	8,822,678
8.375% 11/7/28 (b)	1,065,000	1,116,120
TOTAL BAHRAIN		16,966,870
Bailiwick of Jersey - 0.3%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	4,480,000	3,590,440
Bermuda - 0.8%
GeoPark Ltd. 5.5% 1/17/27 (b)	1,975,000	1,701,339
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,779,363
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,362,413
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	2,695,150
TOTAL BERMUDA		9,538,265
Brazil - 0.4%
BRF SA 4.875% 1/24/30 (b)	1,320,000	1,113,217
Natura Cosmeticos SA 4.125% 5/3/28 (b)	3,575,000	2,913,178
TOTAL BRAZIL		4,026,395
British Virgin Islands - 0.5%
1MDB Global Investments Ltd. 4.4% 3/9/23	3,100,000	3,028,894
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,213,469
TOTAL BRITISH VIRGIN ISLANDS		6,242,363
Canada - 0.4%
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	3,026,701
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,601,585
TOTAL CANADA		4,628,286
Cayman Islands - 3.4%
Baidu, Inc.:
1.72% 4/9/26	2,540,000	2,242,998
2.375% 10/9/30	1,395,000	1,105,161
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	988,530
3.875% 7/18/29 (Reg. S)	7,405,000	6,908,865
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,311,665
IHS Holding Ltd. 5.625% 11/29/26 (b)	2,420,000	2,008,298
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	957,779
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,176,533
3.05% 10/28/30 (b)	1,995,000	1,521,562
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	4,420,000	3,974,685
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,115,582
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	4,445,000	3,959,662
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,112,616
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,336,250	3,050,167
TOTAL CAYMAN ISLANDS		39,434,103
Chile - 0.9%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,743,500
3.15% 1/14/30 (b)	1,645,000	1,445,852
3.15% 1/15/51 (b)	1,865,000	1,296,525
3.7% 1/30/50 (b)	3,765,000	2,829,398
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	541,023
5.125% 1/15/28 (b)	3,749,000	2,308,681
TOTAL CHILE		10,164,979
Colombia - 0.4%
Oleoducto Central SA 4% 7/14/27 (b)	4,925,000	4,324,150
Georgia - 0.3%
JSC Georgian Railway 4% 6/17/28 (b)	3,580,000	3,111,915
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)	3,455,000	3,033,490
Hong Kong - 0.2%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	2,915,000	2,293,376
India - 0.4%
JSW Steel Ltd. 3.95% 4/5/27 (b)	2,710,000	2,317,050
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)	1,900,000	1,876,250
TOTAL INDIA		4,193,300
Indonesia - 0.9%
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,366,272
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,174,604
5.315% 4/14/32 (b)	2,085,000	1,913,217
6.2% 4/14/52 (b)	1,420,000	1,232,006
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (b)	2,955,000	2,818,885
TOTAL INDONESIA		10,504,984
Ireland - 0.4%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	1,907,818
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,156,235
TOTAL IRELAND		5,064,053
Israel - 1.0%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,202,463
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)	3,270,000	2,860,073
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	1,655,000	1,648,075
6.125% 6/30/25 (Reg. S) (b)	3,640,000	3,558,100
6.5% 6/30/27 (Reg. S) (b)	645,000	624,102
TOTAL ISRAEL		11,892,813
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,479,611
5.75% 4/19/47 (b)	1,010,000	770,946
TOTAL KAZAKHSTAN		2,250,557
Luxembourg - 1.6%
Adecoagro SA 6% 9/21/27 (b)	4,185,000	3,932,069
B2W Digital Lux SARL 4.375% 12/20/30 (b)	4,260,000	2,691,255
CSN Resources SA 5.875% 4/8/32 (b)	2,115,000	1,766,025
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	4,680,000	3,924,765
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,550,000	2,913,219
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,770,000	2,325,588
VM Holding SA 6.5% 1/18/28 (b)	1,580,000	1,528,946
TOTAL LUXEMBOURG		19,081,867
Malaysia - 0.8%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	2,725,550
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	898,518
3.75% 4/6/27 (b)	3,090,000	2,815,376
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	1,570,000	1,072,546
3.5% 4/21/30 (b)	1,730,000	1,577,656
TOTAL MALAYSIA		9,089,646
Mauritius - 0.9%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,487,573
CA Magnum Holdings 5.375% (b)(c)	3,545,000	3,208,686
HTA Group Ltd. 7% 12/18/25 (b)	3,305,000	3,033,990
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	1,860,000	1,801,643
TOTAL MAURITIUS		10,531,892
Mexico - 6.0%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	130,000	106,015
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	1,420,000	1,358,141
Comision Federal de Electricid:
3.348% 2/9/31 (b)	735,000	572,519
4.688% 5/15/29 (b)	3,085,000	2,714,414
Petroleos Mexicanos:
4.625% 9/21/23	800,000	784,120
4.875% 1/18/24	8,087,000	7,917,173
6.5% 3/13/27	1,725,000	1,567,594
6.5% 6/2/41	2,587,000	1,673,789
6.625% 6/15/35	15,841,000	11,432,450
6.7% 2/16/32	6,367,000	4,990,136
6.75% 9/21/47	10,407,000	6,628,010
6.875% 10/16/25	2,295,000	2,232,318
6.875% 8/4/26	2,485,000	2,361,993
6.95% 1/28/60	9,575,000	6,058,581
7.69% 1/23/50	20,563,000	14,214,174
8.625% 12/1/23 (d)	320,000	324,600
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)	10,535,000	4,832,931
TOTAL MEXICO		69,768,958
Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)	435,000	386,688
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,624,934
4.5% 10/22/25 (b)	1,360,000	1,322,005
TOTAL MOROCCO		3,946,939
Multi-National - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,002,427
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	1,565,000	1,368,937
TOTAL MULTI-NATIONAL		3,371,364
Netherlands - 1.8%
Embraer Netherlands Finance BV 5.05% 6/15/25	3,625,000	3,516,930
Equate Petrochemical BV 4.25% 11/3/26 (b)	1,930,000	1,841,703
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,975,000	2,613,909
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,770,000	2,298,754
Nostrum Oil & Gas Finance BV 8% 12/31/49 (b)(e)	15,783,000	4,103,422
Prosus NV:
3.061% 7/13/31 (b)	760,000	588,970
3.832% 2/8/51 (b)	1,590,000	972,186
4.027% 8/3/50 (b)	650,000	412,263
4.193% 1/19/32 (b)	3,505,000	2,904,331
VimpelCom Holdings BV 7.25% 4/26/23 (b)	1,375,000	1,203,125
TOTAL NETHERLANDS		20,455,593
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)	3,475,000	2,672,058
Panama - 0.6%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	2,915,000	2,399,956
5.125% 8/11/61 (b)	1,230,000	1,006,524
Cable Onda SA 4.5% 1/30/30 (b)	4,055,000	3,611,484
TOTAL PANAMA		7,017,964
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,665,338
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	855,000	510,756
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,100,000	1,796,550
TOTAL PERU		2,307,306
Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	2,884,867
2.25% 7/12/31 (b)	6,745,000	5,565,890
3.3% 7/12/51 (b)	9,800,000	7,174,213
TOTAL QATAR		15,624,970
Saudi Arabia - 2.0%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	3,815,000	3,465,212
3.5% 4/16/29 (b)	16,814,000	15,351,182
4.25% 4/16/39 (b)	2,385,000	2,117,135
4.375% 4/16/49 (b)	2,321,000	1,966,032
TOTAL SAUDI ARABIA		22,899,561
Singapore - 0.7%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)	2,060,000	2,029,100
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	2,800,200
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	3,299,418
TOTAL SINGAPORE		8,128,718
South Africa - 1.0%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	3,515,000	3,242,588
6.75% 8/6/23 (b)	2,812,000	2,698,290
7.125% 2/11/25 (b)	5,515,000	5,004,173
8.45% 8/10/28 (b)	1,310,000	1,149,525
TOTAL SOUTH AFRICA		12,094,576
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	3,867,166
United Arab Emirates - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	2,460,000	2,120,674
4.875% 4/23/30 (b)	545,000	560,090
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,362,364
3.375% 3/28/32 (Reg. S)	570,000	515,066
5.5% 4/28/33 (b)	1,620,000	1,709,404
TOTAL UNITED ARAB EMIRATES		6,267,598
United Kingdom - 1.5%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	3,084,270
5.625% 5/13/32 (b)	1,390,000	1,365,675
Biz Finance PLC 9.75% 1/22/25 (b)	1,467,500	471,251
Endeavour Mining PLC 5% 10/14/26 (b)	2,015,000	1,694,867
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,665,000	2,624,598
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (e)	3,687,000	700,530
7.625% 11/8/26 (b)	1,235,000	197,600
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	201,800	141,739
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,777,568
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	641,300
10.25% 5/15/26 (b)	6,070,000	4,825,650
TOTAL UNITED KINGDOM		17,525,048
United States of America - 2.4%
Azul Investments LLP:
5.875% 10/26/24 (b)	4,565,000	3,654,283
7.25% 6/15/26 (b)	1,600,000	980,300
DAE Funding LLC 1.55% 8/1/24 (b)	3,570,000	3,326,348
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	7,691,374
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	3,315,000	3,198,561
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	3,760,000	3,322,430
5.875% 3/27/24	1,705,000	1,662,375
Stillwater Mining Co. 4% 11/16/26 (b)	4,430,000	3,893,693
TOTAL UNITED STATES OF AMERICA		27,729,364
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,554,980
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	1,145,000	918,863
TOTAL UZBEKISTAN		2,473,843
Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)	6,115,000	275,175
5.5% 4/12/37 (e)	3,475,000	156,499
6% 5/16/24 (b)(e)	8,980,000	426,550
6% 11/15/26 (b)(e)	15,840,000	712,800
9.75% 5/17/35 (b)(e)	12,585,000	597,788
12.75% 12/31/49 (b)(e)	3,065,000	137,950
TOTAL VENEZUELA		2,306,762
TOTAL NONCONVERTIBLE BONDS (Cost $535,765,354)		433,222,836

Government Obligations - 58.7%
		Principal Amount (a)	Value ($)
Angola - 1.8%
Angola Republic:
8% 11/26/29 (b)		2,290,000	2,015,200
8.25% 5/9/28 (b)		5,065,000	4,583,825
8.75% 4/14/32 (b)		2,575,000	2,227,375
9.125% 11/26/49 (b)		3,555,000	2,769,123
9.375% 5/8/48 (b)		3,125,000	2,461,523
9.5% 11/12/25 (b)		6,370,000	6,561,100
TOTAL ANGOLA			20,618,146
Argentina - 1.8%
Argentine Republic:
0.5% 7/9/30 (f)		24,444,632	6,612,273
1% 7/9/29		4,963,783	1,315,403
1.5% 7/9/35 (f)		17,033,027	4,292,323
3.875% 1/9/38 (f)		10,211,997	3,215,503
Buenos Aires Province 5.25% 9/1/37 (b)(f)		3,235,000	1,116,075
Provincia de Cordoba 6.875% 12/10/25 (b)		4,870,408	3,896,326
TOTAL ARGENTINA			20,447,903
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		1,795,000	1,425,679
Azerbaijan - 0.2%
Azerbaijan Republic 3.5% 9/1/32 (b)		2,535,000	2,103,733
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		3,055,000	2,629,782
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		3,170,000	2,919,966
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	1,920,000	1,582,553
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	440,934
3.375% 8/20/50 (b)		965,000	677,490
3.717% 1/25/27 (b)		620,000	593,766
4.75% 2/15/29 (b)		2,270,000	2,253,401
5% 7/15/32 (b)		1,005,000	997,023
TOTAL BERMUDA			4,962,614
Brazil - 1.7%
Brazilian Federative Republic:
3.875% 6/12/30		7,525,000	6,512,888
5.625% 1/7/41		4,146,000	3,496,374
5.625% 2/21/47		2,183,000	1,726,344
7.125% 1/20/37		2,080,000	2,159,040
8.25% 1/20/34		5,204,000	5,824,577
TOTAL BRAZIL			19,719,223
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	2,815,495
Chile - 1.0%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,412,860
2.75% 1/31/27		1,710,000	1,568,711
3.5% 1/31/34		1,775,000	1,509,638
4% 1/31/52		985,000	758,327
4.34% 3/7/42		1,410,000	1,187,749
TOTAL CHILE			11,437,285
Colombia - 2.6%
Colombian Republic:
3% 1/30/30		8,280,000	6,325,920
3.125% 4/15/31		4,300,000	3,186,838
3.875% 2/15/61		1,490,000	830,489
4.125% 5/15/51		3,120,000	1,870,635
4.5% 3/15/29		2,065,000	1,780,159
5% 6/15/45		9,250,000	6,346,656
5.2% 5/15/49		5,390,000	3,681,370
6.125% 1/18/41		1,475,000	1,173,363
7.375% 9/18/37		845,000	792,346
8% 4/20/33		4,615,000	4,605,770
TOTAL COLOMBIA			30,593,546
Costa Rica - 0.5%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,830,000	2,299,021
6.125% 2/19/31 (b)		2,535,000	2,453,088
7% 4/4/44 (b)		1,610,000	1,511,186
TOTAL COSTA RICA			6,263,295
Dominican Republic - 3.2%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,090,884
4.875% 9/23/32 (b)		6,360,000	5,258,130
5.3% 1/21/41 (b)		2,450,000	1,885,428
5.875% 1/30/60 (b)		5,220,000	3,814,841
5.95% 1/25/27 (b)		4,186,000	4,084,751
6% 7/19/28 (b)		2,999,000	2,874,916
6.4% 6/5/49 (b)		1,662,000	1,338,222
6.5% 2/15/48 (b)		3,345,000	2,747,708
6.85% 1/27/45 (b)		4,046,000	3,496,756
7.45% 4/30/44 (b)		6,031,000	5,598,653
TOTAL DOMINICAN REPUBLIC			37,190,289
Ecuador - 1.3%
Ecuador Republic:
2.5% 7/31/35 (b)(f)		13,445,000	6,149,407
5.5% 7/31/30 (b)(f)		13,435,000	8,546,339
TOTAL ECUADOR			14,695,746
Egypt - 2.8%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		1,965,000	1,621,125
5.875% 2/16/31 (b)		2,625,000	1,815,023
7.0529% 1/15/32 (b)		830,000	603,721
7.5% 1/31/27 (b)		9,241,000	8,270,695
7.5% 2/16/61 (b)		3,735,000	2,278,350
7.6003% 3/1/29 (b)		9,841,000	8,020,415
7.903% 2/21/48 (b)		2,940,000	1,830,150
8.5% 1/31/47 (b)		7,939,000	5,239,740
8.7002% 3/1/49 (b)		2,865,000	1,883,738
8.875% 5/29/50 (b)		1,945,000	1,295,856
TOTAL EGYPT			32,858,813
El Salvador - 0.2%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	188,355
7.1246% 1/20/50 (b)		3,292,000	1,250,549
7.625% 2/1/41 (b)		1,035,000	396,405
7.65% 6/15/35 (b)		1,185,000	465,335
TOTAL EL SALVADOR			2,300,644
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		2,410,000	2,265,400
7% 11/24/31 (b)		3,620,000	2,962,291
TOTAL GABON			5,227,691
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,624,958
Ghana - 0.6%
Ghana Republic:
7.75% 4/7/29 (b)		3,695,000	1,339,438
8.125% 1/18/26 (b)		1,603,076	629,207
8.125% 3/26/32 (b)		6,670,000	2,359,513
8.627% 6/16/49 (b)		2,845,000	974,413
10.75% 10/14/30 (b)		2,125,000	1,487,500
TOTAL GHANA			6,790,071
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	457,507
5.25% 8/10/29 (b)		1,200,000	1,151,100
5.375% 4/24/32 (b)		2,015,000	1,963,743
6.125% 6/1/50 (b)		1,355,000	1,270,143
TOTAL GUATEMALA			4,842,493
Hungary - 0.6%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,167,881
3.125% 9/21/51 (b)		2,045,000	1,219,076
5.25% 6/16/29 (b)		1,585,000	1,507,038
5.5% 6/16/34 (b)		1,650,000	1,536,872
TOTAL HUNGARY			6,430,867
Indonesia - 3.1%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,484,872
4.1% 4/24/28		4,140,000	4,051,508
5.125% 1/15/45 (b)		3,353,000	3,231,823
5.25% 1/17/42 (b)		3,000,000	2,919,000
5.45% 9/20/52		2,955,000	2,877,579
5.95% 1/8/46 (b)		2,100,000	2,190,300
6.625% 2/17/37 (b)		3,549,000	4,010,760
6.75% 1/15/44 (b)		3,035,000	3,403,328
7.75% 1/17/38 (b)		4,298,000	5,146,318
8.5% 10/12/35 (b)		4,169,000	5,260,236
TOTAL INDONESIA			35,575,724
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,872,063	1,719,723
Ivory Coast - 0.9%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	2,795,923
6.125% 6/15/33 (b)		2,050,000	1,824,500
6.375% 3/3/28 (b)		5,580,000	5,398,650
TOTAL IVORY COAST			10,019,073
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		920,000	971,060
7.875% 7/28/45		1,685,000	1,888,569
TOTAL JAMAICA			2,859,629
Jordan - 0.7%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	3,979,223
5.85% 7/7/30 (b)		980,000	871,159
6.125% 1/29/26 (b)		985,000	969,486
7.75% 1/15/28 (b)		1,725,000	1,738,261
TOTAL JORDAN			7,558,129
Kenya - 1.0%
Republic of Kenya:
6.3% 1/23/34 (b)		3,575,000	2,761,688
6.875% 6/24/24 (b)		4,925,000	4,549,469
7% 5/22/27 (b)		4,840,000	4,337,850
TOTAL KENYA			11,649,007
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (e)		5,875,000	336,520
6% 12/31/49 (e)		1,587,000	90,062
6.1% 12/31/49 (e)		685,000	39,237
6.375% 12/31/49 (e)		7,072,000	411,166
TOTAL LEBANON			876,985
Mexico - 2.0%
United Mexican States:
3.25% 4/16/30		4,960,000	4,311,480
3.75% 1/11/28		3,415,000	3,216,930
4.5% 4/22/29		2,040,000	1,948,200
4.75% 4/27/32		970,000	907,132
5.75% 10/12/2110		3,295,000	2,771,507
6.05% 1/11/40		10,222,000	9,920,451
TOTAL MEXICO			23,075,700
Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		2,480,000	2,133,073
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,183,009
4% 12/15/50 (b)		735,000	498,789
5.5% 12/11/42 (b)		920,000	783,610
TOTAL MOROCCO			4,465,408
Nigeria - 1.7%
Republic of Nigeria:
6.125% 9/28/28 (b)		4,880,000	3,757,600
6.5% 11/28/27 (b)		4,902,000	3,939,983
7.143% 2/23/30 (b)		1,955,000	1,493,131
7.625% 11/21/25 (b)		6,193,000	5,674,336
7.625% 11/28/47 (b)		5,315,000	3,408,244
7.696% 2/23/38 (b)		980,000	662,603
7.875% 2/16/32 (b)		1,635,000	1,226,250
TOTAL NIGERIA			20,162,147
Oman - 2.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		1,002,000	964,300
5.375% 3/8/27 (b)		3,921,000	3,823,710
5.625% 1/17/28 (b)		6,505,000	6,400,513
6% 8/1/29 (b)		3,625,000	3,618,883
6.25% 1/25/31 (b)		1,610,000	1,613,824
6.5% 3/8/47 (b)		8,100,000	7,350,750
6.75% 10/28/27 (b)		1,585,000	1,637,305
6.75% 1/17/48 (b)		7,720,000	7,185,873
TOTAL OMAN			32,595,158
Pakistan - 0.5%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	2,452,674
6.875% 12/5/27 (b)		4,285,000	1,650,196
7.375% 4/8/31 (b)		2,355,000	830,397
8.25% 4/15/24 (b)		1,180,000	625,530
TOTAL PAKISTAN			5,558,797
Panama - 1.8%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,750,633
3.16% 1/23/30		3,670,000	3,151,154
3.298% 1/19/33		5,355,000	4,333,534
3.87% 7/23/60		3,880,000	2,499,690
4.3% 4/29/53		1,795,000	1,306,199
4.5% 5/15/47		2,005,000	1,537,334
4.5% 4/16/50		2,680,000	2,021,390
6.4% 2/14/35		2,700,000	2,738,475
TOTAL PANAMA			21,338,409
Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,041,798
4.95% 4/28/31 (b)		3,865,000	3,730,450
5.4% 3/30/50 (b)		1,950,000	1,674,319
5.6% 3/13/48 (b)		445,000	386,955
TOTAL PARAGUAY			6,833,522
Peru - 1.6%
Peruvian Republic:
2.783% 1/23/31		8,580,000	7,093,515
3% 1/15/34		5,225,000	4,114,034
3.3% 3/11/41		9,510,000	6,929,224
TOTAL PERU			18,136,773
Philippines - 0.6%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,427,334
2.95% 5/5/45		865,000	620,733
5.609% 4/13/33		1,670,000	1,762,034
5.95% 10/13/47		2,670,000	2,870,544
TOTAL PHILIPPINES			6,680,645
Qatar - 3.2%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	12,316,629
4% 3/14/29 (b)		5,455,000	5,348,628
4.4% 4/16/50 (b)		6,885,000	6,266,641
4.5% 4/23/28 (b)		2,565,000	2,581,108
4.817% 3/14/49 (b)		8,149,000	7,883,139
5.103% 4/23/48 (b)		2,960,000	2,959,630
TOTAL QATAR			37,355,775
Romania - 1.1%
Romanian Republic:
3% 2/27/27 (b)		2,618,000	2,311,694
3% 2/14/31 (b)		9,651,000	7,562,765
3.375% 1/28/50 (Reg. S)	EUR	1,255,000	770,196
3.625% 3/27/32 (b)		2,618,000	2,076,074
4% 2/14/51 (b)		955,000	627,196
TOTAL ROMANIA			13,347,925
Russia - 0.1%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)(g)		2,800,000	728,000
5.1% 3/28/35(Reg. S) (e)(g)		3,400,000	986,000
TOTAL RUSSIA			1,714,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,410,000	2,579,452
Saudi Arabia - 1.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,254,981
3.625% 3/4/28 (b)		1,770,000	1,688,049
3.75% 1/21/55 (b)		3,755,000	2,941,338
4.5% 10/26/46 (b)		3,471,000	3,059,470
4.5% 4/22/60 (b)		2,055,000	1,815,207
4.625% 10/4/47 (b)		3,040,000	2,705,220
TOTAL SAUDI ARABIA			15,464,265
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		2,700,000	2,217,038
6.75% 3/13/48 (b)		1,385,000	972,789
TOTAL SENEGAL			3,189,827
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		3,235,000	2,312,621
South Africa - 1.0%
South African Republic:
4.85% 9/30/29		2,130,000	1,890,109
5% 10/12/46		880,000	613,140
5.65% 9/27/47		6,075,000	4,465,125
5.75% 9/30/49		6,070,000	4,446,275
TOTAL SOUTH AFRICA			11,414,649
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(e)		4,350,000	1,255,519
6.825% 7/18/26 (b)(e)		3,085,000	960,998
6.85% 11/3/25 (b)(e)		3,420,000	1,026,641
7.55% 3/28/30 (b)(e)		1,825,000	531,303
7.85% 3/14/29 (b)(e)		6,363,000	1,832,544
TOTAL SRI LANKA			5,607,005
Tunisia - 0.1%
Tunisia Republic of 5.75% 1/30/25 (b)		1,260,000	854,674
Turkey - 3.1%
Turkish Republic:
4.25% 3/13/25		3,275,000	3,062,125
4.75% 1/26/26		3,660,000	3,330,600
4.875% 4/16/43		4,735,000	3,069,760
5.125% 2/17/28		3,070,000	2,647,875
5.6% 11/14/24		3,295,000	3,204,388
5.75% 3/22/24		1,020,000	1,007,441
5.75% 5/11/47		4,880,000	3,310,165
5.95% 1/15/31		2,685,000	2,228,550
6% 1/14/41		4,622,000	3,339,395
6.125% 10/24/28		2,140,000	1,905,001
6.35% 8/10/24		1,550,000	1,528,009
6.375% 10/14/25		4,480,000	4,300,800
6.75% 5/30/40		2,112,000	1,660,560
7.375% 2/5/25		841,000	843,103
TOTAL TURKEY			35,437,772
Ukraine - 0.8%
Ukraine Government:
0% 8/1/41 (b)(d)		2,230,000	635,271
6.876% 5/21/31 (b)		3,585,000	678,461
7.253% 3/15/35 (b)		3,445,000	642,277
7.375% 9/25/34 (b)		2,130,000	394,449
7.75% 9/1/24 (b)		9,099,000	2,211,057
7.75% 9/1/25 (b)		9,100,000	2,040,675
7.75% 9/1/26 (b)		5,364,000	1,127,446
7.75% 9/1/27 (b)		1,750,000	362,906
7.75% 9/1/28 (b)		1,895,000	404,583
7.75% 9/1/29 (b)		2,594,000	550,901
9.75% 11/1/30 (b)		425,000	91,322
TOTAL UKRAINE			9,139,348
United Arab Emirates - 1.7%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	2,851,695
3.125% 9/30/49 (b)		13,102,000	9,644,710
3.875% 4/16/50 (b)		2,990,000	2,519,636
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	2,959,233
United Arab Emirates 4.05% 7/7/32 (b)		1,415,000	1,391,829
TOTAL UNITED ARAB EMIRATES			19,367,103
United States of America - 3.7%
U.S. Treasury Bonds:
2.875% 5/15/52		43,848,000	35,290,748
3.25% 5/15/42		9,177,000	8,045,648
TOTAL UNITED STATES OF AMERICA			43,336,396
Uruguay - 0.5%
Uruguay Republic 5.1% 6/18/50		6,360,000	6,270,960
Uzbekistan - 0.6%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,324,648
3.9% 10/19/31 (b)		3,905,000	3,186,968
4.75% 2/20/24 (b)		1,110,000	1,081,764
5.375% 2/20/29 (b)		1,145,000	1,058,624
TOTAL UZBEKISTAN			6,652,004
Venezuela - 0.4%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,915,000	2,442,563
11.95% 8/5/31 (Reg. S) (e)		17,015,000	1,488,813
12.75% 12/31/49 (e)		3,625,000	280,938
TOTAL VENEZUELA			4,212,314
Vietnam - 0.9%
Vietnamese Socialist Republic 5.5% 3/12/28		10,646,667	10,365,861
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)		585,000	263,250
8.97% 7/30/27 (b)		2,560,000	1,126,400
TOTAL ZAMBIA			1,389,650
TOTAL GOVERNMENT OBLIGATIONS (Cost $840,482,107)			681,730,295

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Cayman Islands - 0.6%
Banco Mercantil del Norte SA:
6.75% (b)(c)(d)	2,130,000	2,076,484
7.625% (b)(c)(d)	1,285,000	1,217,250
DP World Salaam 6% (Reg. S) (c)(d)	3,215,000	3,271,263
TOTAL CAYMAN ISLANDS		6,564,997
Ireland - 0.1%
Tinkoff Credit Systems 6% (b)(c)(d)	1,625,000	627,859
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(d)	3,625,000	3,412,144
United Arab Emirates - 0.4%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(d)	3,255,000	3,258,426
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(d)	1,890,000	1,742,062
TOTAL UNITED ARAB EMIRATES		5,000,488
TOTAL PREFERRED SECURITIES (Cost $17,966,658)		15,605,488

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (h) (Cost $14,215,744)	14,212,901	14,215,744

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $1,408,429,863)	1,144,774,363
NET OTHER ASSETS (LIABILITIES) - 1.4%	16,092,928
NET ASSETS - 100.0%	1,160,867,291

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $746,061,769 or 64.3% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	67,457,687	884,766,205	938,008,148	504,492	4,565	(4,565)	14,215,744	0.0%
Total	67,457,687	884,766,205	938,008,148	504,492	4,565	(4,565)	14,215,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	433,222,836	-	433,222,836	-

Government Obligations	681,730,295	-	680,016,295	1,714,000

Preferred Securities	15,605,488	-	15,605,488	-

Money Market Funds	14,215,744	14,215,744	-	-
Total Investments in Securities:	1,144,774,363	14,215,744	1,128,844,619	1,714,000
Fidelity® Series Emerging Markets Debt Fund
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,394,214,119)		1,130,558,619
Fidelity Central Funds (cost $14,215,744)		14,215,744

Total Investment in Securities (cost $1,408,429,863)			$1,144,774,363
Cash			203,198
Foreign currency held at value (cost $42)			26
Receivable for fund shares sold			140,613
Interest receivable			22,246,650
Distributions receivable from Fidelity Central Funds			42,002
Total assets			1,167,406,852
Liabilities
Payable for investments purchased		$2,606,643
Payable for fund shares redeemed		3,919,483
Distributions payable		11,579
Other payables and accrued expenses		1,856
Total Liabilities			6,539,561
Net Assets			$1,160,867,291
Net Assets consist of:
Paid in capital			$1,585,203,501
Total accumulated earnings (loss)			(424,336,210)
Net Assets			$1,160,867,291
Net Asset Value , offering price and redemption price per share ($1,160,867,291 ÷ 158,226,222 shares)			$7.34

Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$1,419,102
Interest		72,690,367
Income from Fidelity Central Funds		504,492
Income before foreign taxes withheld		74,613,961
Less foreign taxes withheld		(97,180)
Total Income		74,516,781
Expenses
Custodian fees and expenses	6,182
Independent trustees' fees and expenses	4,261
Legal	4,147
Total expenses before reductions	14,590
Expense reductions	(1,870)
Total expenses after reductions		12,720
Net Investment income (loss)		74,504,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(93,497,802)
Fidelity Central Funds	4,565
Foreign currency transactions	(63,712)
Total net realized gain (loss)		(93,556,949)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(187,659,786)
Fidelity Central Funds	(4,565)
Assets and liabilities in foreign currencies	22,299
Total change in net unrealized appreciation (depreciation)		(187,642,052)
Net gain (loss)		(281,199,001)
Net increase (decrease) in net assets resulting from operations		$(206,694,940)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,504,061	$72,598,690
Net realized gain (loss)	(93,556,949)	(16,006,513)
Change in net unrealized appreciation (depreciation)	(187,642,052)	(64,398,178)
Net increase (decrease) in net assets resulting from operations	(206,694,940)	(7,806,001)
Distributions to shareholders	(66,732,572)	(65,337,661)
Share transactions
Proceeds from sales of shares	118,610,757	278,270,150
Reinvestment of distributions	66,626,169	65,320,232
Cost of shares redeemed	(193,506,975)	(284,123,371)
Net increase (decrease) in net assets resulting from share transactions	(8,270,049)	59,467,011
Total increase (decrease) in net assets	(281,697,561)	(13,676,651)

Net Assets
Beginning of period	1,442,564,852	1,456,241,503
End of period	$1,160,867,291	$1,442,564,852

Other Information
Shares
Sold	15,614,535	30,067,459
Issued in reinvestment of distributions	8,801,859	7,082,687
Redeemed	(25,220,427)	(30,784,076)
Net increase (decrease)	(804,033)	6,366,070

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.07	$9.54	$9.60	$9.22	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.470	.456	.519	.604	.576
Net realized and unrealized gain (loss)	(1.779)	(.515)	(.103)	.341	(1.045)
Total from investment operations	(1.309)	(.059)	.416	.945	(.469)
Distributions from net investment income	(.421)	(.411)	(.476)	(.565)	(.561)
Total distributions	(.421)	(.411)	(.476)	(.565)	(.561)
Net asset value, end of period	$7.34	$9.07	$9.54	$9.60	$9.22
Total Return C	(14.45)%	(.60)%	4.75%	10.46%	(4.66)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	6.12%	4.93%	5.73%	6.35%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,160,867	$1,442,565	$1,456,242	$1,463,941	$1,254,003
Portfolio turnover rate G	27%	29%	84%	61% H	43%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Life of Fund A
Fidelity® Series Emerging Markets Debt Local Currency Fund	-7.85%	-3.96%

A     From October 30, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Local Currency Fund, on October 30, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan GBI-EM Global Diversified Index performed over the same period.

11,000
10,500
10,000
9,500
9,000
8,500
$8,000
2020
2021
2022

Period Ending Values

$9,162 Fidelity® Series Emerging Markets Debt Local Currency Fund

$8,797 J.P. Morgan GBI-EM Global Diversified Index

Fidelity® Series Emerging Markets Debt Local Currency Fund
Management's Discussion of Fund Performance
Market Recap:
Emerging-markets debt returned -17.78% in 2022, according to the J.P. Morgan Emerging Markets Bond Index Global Diversified, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, as did central banks in other developed and emerging markets. Among other significant developments, the Chinese property market showed signs of weakness and China's zero-COVID policy created challenges for global supply chains and global economic growth. Commodity-importing countries and frontier markets were hit particularly hard by concern about recession. However, the index rallied in the final quarter of the year, as yield spreads tightened and U.S. Treasury yields stabilized amid signs of lower inflationary pressure, and China's lifting of COVID restrictions and policy stimulus raised hopes at the end of a tumultuous 2022. For the full year, investment-grade credit markets, including China (-8%), outpaced non-investment-grade countries in the index. Despite high inflation in Turkey (+3%), central bankers there cut interest rates, as currency reserves increased due to a pickup in foreign investment. Meanwhile, Russia and Belarus, which were removed from the index in March, each returned -100%. Ukraine returned roughly -77%, as the country received the permission of sovereign bondholders to delay debt payments for two years.
Comments from Lead Manager Constantin Petrov and Co-Managers Timothy Gill and Nader Nazmi:
For the year, the fund returned -7.85%, outperforming the -11.69% result of the benchmark, the J.P. Morgan GBI-EM Global Diversified Index. The EM debt local currency market declined this period amid a weaker macroeconomic outlook and continued U.S. dollar strength. Versus the benchmark, security selection and market selection drove the fund's outperformance the past 12 months. The main country contributor was Russia, where security selection boosted relative performance. Elsewhere, overweighted stakes in Brazil, China, Mexico, South Africa and Dominican Republic contributed because these local currency markets outperformed in 2022. Meanwhile, we were underweighted Egypt, which was a positive because this currency market underperformed. Conversely, security selection in Czech Republic and Poland weighed on our relative result the past 12 months. It also hurt to be underweight in Thailand and Malaysia, two markets that outperformed the benchmark.
Note to shareholders:
On January 3, 2022, Tim Gill and Nader Nazmi assumed co-management responsibilities for the fund, joining Lead Manager Constantin Petrov.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Investment Summary December 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Indonesian Republic	10.1
United Mexican States	9.9
Peoples Republic of China	9.9
South African Republic	9.7
Brazil Letras Do Tesouro Nacio	5.4
Malaysian Government	4.9
Brazilian Federative Republic	4.7
Polish Government	4.6
Kingdom of Thailand	4.6
Romanian Republic	3.7
67.5

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 84.7%
Currency Contracts - 14.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 83.9%
		Principal Amount (a)	Value ($)
Brazil - 10.1%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.8628% to 13.7798% 7/1/23 to 1/1/26	BRL	120,770,000	20,763,707
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,207,781
10% 1/1/27	BRL	38,000,000	6,644,915
10% 1/1/29	BRL	12,250,000	2,074,282
10% 1/1/31	BRL	18,000,000	2,974,253
10% 1/1/33	BRL	7,050,000	1,145,846
TOTAL BRAZIL			38,810,784
Chile - 2.2%
Chilean Republic:
4.5% 3/1/26	CLP	3,050,000,000	3,435,694
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	1,135,224
5% 3/1/35	CLP	1,825,000,000	2,126,989
6% 1/1/43	CLP	1,275,000,000	1,658,133
TOTAL CHILE			8,356,040
China - 9.9%
Peoples Republic of China:
2.68% 5/21/30	CNY	92,250,000	13,223,508
2.88% 11/5/23	CNY	57,000,000	8,309,089
3.28% 12/3/27	CNY	88,750,000	13,239,260
3.81% 9/14/50	CNY	19,000,000	3,011,778
TOTAL CHINA			37,783,635
Colombia - 3.4%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	4,835,303
6% 4/28/28	COP	1,850,000,000	283,815
7% 6/30/32	COP	22,800,000,000	3,182,594
7.25% 10/26/50	COP	8,500,000,000	991,163
7.5% 8/26/26	COP	13,650,000,000	2,398,534
9.25% 5/28/42	COP	9,500,000,000	1,411,401
TOTAL COLOMBIA			13,102,810
Czech Republic - 3.6%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	213,750,000	7,101,007
1.2% 3/13/31	CZK	45,000,000	1,484,903
1.5% 4/24/40	CZK	13,750,000	361,919
2% 10/13/33	CZK	142,000,000	4,712,587
TOTAL CZECH REPUBLIC			13,660,416
Dominican Republic - 0.7%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	116,250,000	2,047,616
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	447,561
TOTAL DOMINICAN REPUBLIC			2,495,177
Egypt - 0.4%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	1,234,914
16.1% 5/7/29	EGP	12,000,000	423,671
TOTAL EGYPT			1,658,585
Hungary - 2.5%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	696,089
2.75% 12/22/26	HUF	1,144,000,000	2,289,257
3% 6/26/24	HUF	365,000,000	862,876
3% 10/27/38	HUF	500,000,000	708,383
3.25% 10/22/31	HUF	447,000,000	784,520
5.5% 6/24/25	HUF	675,000,000	1,580,839
6.75% 10/22/28	HUF	1,118,000,000	2,592,354
TOTAL HUNGARY			9,514,318
Indonesia - 10.1%
Indonesian Republic:
6.375% 4/15/32	IDR	51,000,000,000	3,145,014
6.5% 6/15/25	IDR	34,750,000,000	2,241,143
7.125% 6/15/42	IDR	14,000,000,000	898,185
7.5% 4/15/40	IDR	61,750,000,000	4,059,812
8.125% 5/15/24	IDR	85,000,000,000	5,618,436
8.25% 5/15/29	IDR	102,000,000,000	7,023,864
8.25% 5/15/36	IDR	44,750,000,000	3,120,355
8.375% 9/15/26	IDR	120,750,000,000	8,241,328
8.375% 3/15/34	IDR	19,788,000,000	1,389,323
8.375% 4/15/39	IDR	42,750,000,000	3,024,835
TOTAL INDONESIA			38,762,295
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	853,549
Malaysia - 4.9%
Malaysian Government:
3.582% 7/15/32	MYR	15,000,000	3,279,909
3.757% 5/22/40	MYR	10,000,000	2,089,921
3.828% 7/5/34	MYR	14,300,000	3,133,794
3.885% 8/15/29	MYR	10,350,000	2,326,647
4.065% 6/15/50	MYR	14,500,000	2,996,283
4.696% 10/15/42	MYR	9,000,000	2,119,730
4.762% 4/7/37	MYR	11,250,000	2,690,755
TOTAL MALAYSIA			18,637,039
Mexico - 9.9%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	12,754,022
7.75% 11/23/34	MXN	44,500,000	2,062,759
7.75% 11/13/42	MXN	168,750,000	7,565,194
8% 12/7/23	MXN	123,750,000	6,192,787
8% 7/31/53	MXN	22,000,000	1,002,151
8.5% 5/31/29	MXN	171,500,000	8,546,551
TOTAL MEXICO			38,123,464
Peru - 2.0%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	441,358
5.4% 8/12/34(Reg. S)	PEN	8,850,000	1,864,734
6.35% 8/12/28	PEN	9,900,000	2,476,944
6.95% 8/12/31	PEN	11,500,000	2,853,723
TOTAL PERU			7,636,759
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	30,000,000	488,578
Poland - 4.6%
Polish Government:
1.25% 10/25/30	PLN	11,300,000	1,732,700
1.75% 4/25/32	PLN	22,250,000	3,334,796
2.5% 7/25/26	PLN	43,600,000	8,597,102
2.5% 7/25/27	PLN	15,000,000	2,852,443
2.75% 10/25/29	PLN	7,000,000	1,255,793
TOTAL POLAND			17,772,834
Romania - 3.7%
Romanian Republic:
3.65% 9/24/31	RON	15,550,000	2,518,576
4% 10/25/23	RON	9,750,000	2,066,196
4.25% 6/28/23	RON	20,250,000	4,332,148
4.75% 2/24/25	RON	5,550,000	1,149,717
4.75% 10/11/34	RON	2,500,000	394,929
5% 2/12/29	RON	16,450,000	3,083,052
5.8% 7/26/27	RON	2,750,000	552,395
TOTAL ROMANIA			14,097,013
South Africa - 9.7%
South African Republic:
6.5% 2/28/41	ZAR	86,000,000	3,165,426
7% 2/28/31	ZAR	77,250,000	3,670,653
8% 1/31/30	ZAR	208,500,000	10,939,355
8.75% 2/28/48	ZAR	106,000,000	4,876,646
8.875% 2/28/35	ZAR	218,750,000	10,851,473
10.5% 12/21/26	ZAR	57,500,000	3,577,074
TOTAL SOUTH AFRICA			37,080,627
Thailand - 4.6%
Kingdom of Thailand:
1.585% 12/17/35	THB	5,750,000	141,871
1.6% 12/17/29	THB	58,000,000	1,607,638
1.6% 6/17/35	THB	180,750,000	4,477,675
2% 12/17/31	THB	142,000,000	3,970,709
2% 6/17/42	THB	45,000,000	1,040,251
2.875% 6/17/46	THB	44,400,000	1,129,677
3.3% 6/17/38	THB	179,750,000	5,211,678
TOTAL THAILAND			17,579,499
Turkey - 1.1%
Turkish Republic:
8% 3/12/25	TRY	38,250,000	1,992,033
11% 2/24/27	TRY	16,250,000	972,276
11.7% 11/13/30	TRY	12,500,000	841,476
12.4% 3/8/28	TRY	7,750,000	489,600
TOTAL TURKEY			4,295,385
Uruguay - 0.2%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	681,738
8.5% 3/15/28 (Reg. S)	UYU	5,500,000	125,692
TOTAL URUGUAY			807,430
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $356,374,535)			321,516,237

Supranational Obligations - 0.8%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	955,735
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	926,170
5.7% 11/12/24	INR	105,000,000	1,229,599
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,655,671)			3,111,504

Money Market Funds - 13.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (c) (Cost $52,392,505)	52,382,029	52,392,505

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $412,422,711)	377,020,246
NET OTHER ASSETS (LIABILITIES) - 1.6%	6,272,578
NET ASSETS - 100.0%	383,292,824

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	34,331,000	USD	6,415,570	Bank of America, N.A.	1/13/23	74,814
BRL	4,918,000	USD	914,466	Citibank, N. A.	1/13/23	15,297
BRL	11,686,000	USD	2,205,738	Citibank, N. A.	1/13/23	3,537
BRL	1,032,000	USD	198,043	State Street Bank and Trust Co	1/13/23	(2,940)
CLP	843,697,000	USD	970,603	Bank of America, N.A.	1/13/23	23,187
CLP	825,351,000	USD	941,644	Citibank, N. A.	1/13/23	30,537
CLP	812,017,000	USD	868,003	Citibank, N. A.	1/13/23	88,472
CLP	869,659,000	USD	928,726	Goldman Sachs Bank USA	1/13/23	95,645
CLP	874,938,000	USD	892,339	HSBC Bank	1/13/23	138,251
CNY	6,805,000	USD	980,670	BNP Paribas S.A.	1/13/23	6,506
CNY	9,195,000	USD	1,285,115	Goldman Sachs Bank USA	1/13/23	48,769
CNY	16,372,000	USD	2,322,270	Goldman Sachs Bank USA	1/13/23	52,756
CNY	3,424,000	USD	473,419	State Street Bank and Trust Co	1/13/23	23,288
CNY	3,663,000	USD	526,218	State Street Bank and Trust Co	1/13/23	5,160
COP	5,066,600,000	USD	1,039,303	Bank of America, N.A.	1/13/23	3,926
COP	9,243,500,000	USD	1,934,799	Citibank, N. A.	1/13/23	(31,534)
COP	4,246,200,000	USD	855,657	Citibank, N. A.	1/13/23	18,648
COP	4,360,200,000	USD	886,400	Citibank, N. A.	1/13/23	11,379
COP	1,712,600,000	USD	331,353	Goldman Sachs Bank USA	1/13/23	21,276
COP	4,570,600,000	USD	925,785	State Street Bank and Trust Co	1/13/23	15,315
CZK	22,108,000	USD	958,643	BNP Paribas S.A.	1/13/23	19,061
CZK	23,200,000	USD	923,407	BNP Paribas S.A.	1/13/23	102,591
CZK	20,025,000	USD	804,868	Brown Brothers Harriman & Co	1/13/23	80,718
CZK	7,833,000	USD	332,527	Brown Brothers Harriman & Co	1/13/23	13,880
CZK	22,765,000	USD	936,800	Goldman Sachs Bank USA	1/13/23	69,960
CZK	148,567,000	USD	5,899,946	HSBC Bank	1/13/23	670,286
CZK	22,439,000	USD	900,581	State Street Bank and Trust Co	1/13/23	91,762
CZK	22,588,000	USD	914,838	State Street Bank and Trust Co	1/13/23	84,094
CZK	43,918,000	USD	1,835,865	State Street Bank and Trust Co	1/13/23	106,366
CZK	23,372,000	USD	992,646	State Street Bank and Trust Co	1/13/23	40,958
HUF	195,534,000	USD	488,189	BNP Paribas S.A.	1/13/23	34,552
HUF	251,002,000	USD	634,872	BNP Paribas S.A.	1/13/23	36,156
HUF	367,113,000	USD	888,589	Bank of America, N.A.	1/13/23	92,851
HUF	384,365,000	USD	1,004,207	Goldman Sachs Bank USA	1/13/23	23,355
HUF	390,478,000	USD	915,919	Goldman Sachs Bank USA	1/13/23	127,984
HUF	1,269,211,000	USD	2,934,778	HSBC Bank	1/13/23	458,331
IDR	14,874,700,000	USD	956,695	Bank of America, N.A.	1/13/23	(1,308)
IDR	3,509,700,000	USD	225,947	Citibank, N. A.	1/13/23	(522)
IDR	41,439,700,000	USD	2,641,996	Goldman Sachs Bank USA	1/13/23	19,635
IDR	13,005,800,000	USD	837,409	State Street Bank and Trust Co	1/13/23	(2,060)
IDR	15,177,400,000	USD	967,946	State Street Bank and Trust Co	1/13/23	6,883
IDR	28,380,000,000	USD	1,815,739	State Street Bank and Trust Co	1/13/23	7,080
INR	152,447,000	USD	1,837,154	BNP Paribas S.A.	1/13/23	4,245
INR	35,084,000	USD	429,740	Bank of America, N.A.	1/13/23	(5,963)
INR	263,166,000	USD	3,175,265	Citibank, N. A.	1/13/23	3,502
INR	22,774,000	USD	274,524	Citibank, N. A.	1/13/23	561
MXN	19,201,000	USD	986,736	BNP Paribas S.A.	1/13/23	(3,178)
MXN	45,805,000	USD	2,298,573	Brown Brothers Harriman & Co	1/13/23	47,755
MXN	70,000,000	USD	3,588,216	Brown Brothers Harriman & Co	1/13/23	(2,516)
MXN	36,958,000	USD	1,881,051	Goldman Sachs Bank USA	1/13/23	12,097
MXN	11,121,000	USD	559,430	State Street Bank and Trust Co	1/13/23	10,236
MYR	24,690,000	USD	5,598,639	Goldman Sachs Bank USA	1/13/23	8,667
MYR	28,812,000	USD	6,078,481	Goldman Sachs Bank USA	1/13/23	464,967
MYR	9,044,000	USD	2,071,936	Goldman Sachs Bank USA	1/13/23	(17,967)
MYR	8,506,000	USD	1,882,691	State Street Bank and Trust Co	1/13/23	49,093
MYR	8,761,000	USD	1,957,765	State Street Bank and Trust Co	1/13/23	31,932
PEN	942,000	USD	234,358	Citibank, N. A.	1/13/23	13,494
PEN	3,585,000	USD	896,811	HSBC Bank	1/13/23	46,448
PEN	2,825,000	USD	737,598	State Street Bank and Trust Co	1/13/23	5,695
PHP	54,112,000	USD	956,211	Bank of America, N.A.	1/13/23	15,353
PHP	54,338,000	USD	980,476	Citibank, N. A.	1/13/23	(4,854)
PHP	54,717,000	USD	978,487	Citibank, N. A.	1/13/23	3,940
PHP	53,086,000	USD	949,320	Citibank, N. A.	1/13/23	3,822
PHP	61,138,000	USD	1,080,559	Royal Bank of Canada	1/13/23	17,156
PLN	26,081,000	USD	5,887,556	Bank of America, N.A.	1/13/23	60,432
PLN	4,186,000	USD	948,878	Canadian Imperial Bk. of Comm.	1/13/23	5,774
PLN	2,167,000	USD	449,307	Goldman Sachs Bank USA	1/13/23	44,895
PLN	3,725,000	USD	817,618	Goldman Sachs Bank USA	1/13/23	31,899
PLN	8,833,000	USD	1,942,286	Goldman Sachs Bank USA	1/13/23	72,152
PLN	1,899,000	USD	420,486	Goldman Sachs Bank USA	1/13/23	12,596
PLN	6,053,000	USD	1,363,684	HSBC Bank	1/13/23	16,752
PLN	13,918,000	USD	2,801,633	HSBC Bank	1/13/23	372,482
RON	4,998,000	USD	1,080,493	BNP Paribas S.A.	1/13/23	1,609
RON	10,813,000	USD	2,128,206	BNP Paribas S.A.	1/13/23	212,885
RON	5,042,000	USD	1,055,312	BNP Paribas S.A.	1/13/23	36,316
RON	2,346,000	USD	507,419	Brown Brothers Harriman & Co	1/13/23	506
RON	4,905,000	USD	1,047,254	Brown Brothers Harriman & Co	1/13/23	14,713
RON	1,340,000	USD	287,147	HSBC Bank	1/13/23	2,973
SGD	5,124,000	USD	3,604,468	Royal Bank of Canada	1/13/23	221,779
THB	27,705,000	USD	804,910	JPMorgan Chase Bank, N.A.	1/13/23	(1,836)
THB	34,410,000	USD	1,002,823	JPMorgan Chase Bank, N.A.	1/13/23	(5,393)
THB	31,764,000	USD	926,064	JPMorgan Chase Bank, N.A.	1/13/23	(5,333)
THB	161,160,000	USD	4,636,097	JPMorgan Chase Bank, N.A.	1/13/23	35,387
THB	43,084,000	USD	1,247,004	JPMorgan Chase Bank, N.A.	1/13/23	1,855
THB	737,890,000	USD	19,416,513	JPMorgan Chase Bank, N.A.	1/13/23	1,972,426
THB	30,313,000	USD	801,719	JPMorgan Chase Bank, N.A.	1/13/23	76,952
THB	36,805,000	USD	973,851	JPMorgan Chase Bank, N.A.	1/13/23	93,001
THB	33,272,000	USD	937,402	JPMorgan Chase Bank, N.A.	1/13/23	27,041
USD	993,620	BRL	5,217,000	Bank of America, N.A.	1/13/23	7,329
USD	1,139,224	BRL	6,047,000	Citibank, N. A.	1/13/23	(3,981)
USD	5,854,985	BRL	31,210,000	Citibank, N. A.	1/13/23	(45,364)
USD	906,942	BRL	4,912,000	Citibank, N. A.	1/13/23	(21,687)
USD	1,149,458	BRL	6,145,000	Citibank, N. A.	1/13/23	(12,274)
USD	258,435	BRL	1,371,000	Citibank, N. A.	1/13/23	(756)
USD	919,565	BRL	4,773,000	Citibank, N. A.	1/13/23	17,214
USD	964,041	CLP	839,824,000	Bank of America, N.A.	1/13/23	(25,188)
USD	673,890	CLP	664,523,000	Bank of America, N.A.	1/13/23	(108,852)
USD	950,289	CLP	859,061,000	Citibank, N. A.	1/13/23	(61,599)
USD	723,766	CLP	643,971,000	Citibank, N. A.	1/13/23	(34,767)
USD	945,179	CLP	864,650,000	State Street Bank and Trust Co	1/13/23	(73,292)
USD	3,952,911	CNY	27,534,000	Citibank, N. A.	1/13/23	(41,344)
USD	986,101	CNY	6,811,000	Goldman Sachs Bank USA	1/13/23	(1,945)
USD	813,086	COP	4,038,600,000	Bank of America, N.A.	1/13/23	(18,473)
USD	972,544	COP	4,721,700,000	Citibank, N. A.	1/13/23	332
USD	1,800,647	COP	8,605,400,000	Citibank, N. A.	1/13/23	28,769
USD	290,719	COP	1,415,800,000	Citibank, N. A.	1/13/23	(799)
USD	973,712	COP	4,933,800,000	Citibank, N. A.	1/13/23	(42,172)
USD	897,342	COP	4,381,900,000	Citibank, N. A.	1/13/23	(4,904)
USD	518,382	COP	2,518,300,000	Citibank, N. A.	1/13/23	(143)
USD	1,307,049	CZK	31,898,000	BNP Paribas S.A.	1/13/23	(103,609)
USD	435,047	CZK	10,035,000	Brown Brothers Harriman & Co	1/13/23	(8,741)
USD	766,740	CZK	18,510,000	Goldman Sachs Bank USA	1/13/23	(51,846)
USD	2,022,587	CZK	46,255,000	HSBC Bank	1/13/23	(22,996)
USD	351,091	CZK	8,317,000	State Street Bank and Trust Co	1/13/23	(16,720)
USD	717,255	HUF	291,871,000	BNP Paribas S.A.	1/13/23	(63,033)
USD	751,715	HUF	303,578,000	BNP Paribas S.A.	1/13/23	(59,870)
USD	579,058	HUF	231,822,000	BNP Paribas S.A.	1/13/23	(40,694)
USD	937,315	HUF	377,091,000	Brown Brothers Harriman & Co	1/13/23	(70,800)
USD	823,085	HUF	345,206,000	Citibank, N. A.	1/13/23	(99,788)
USD	295,239	HUF	125,144,000	Goldman Sachs Bank USA	1/13/23	(39,321)
USD	905,441	HUF	383,634,000	JPMorgan Chase Bank, N.A.	1/13/23	(120,166)
USD	951,017	IDR	14,912,900,000	BNP Paribas S.A.	1/13/23	(6,824)
USD	1,840,722	IDR	29,055,800,000	Citibank, N. A.	1/13/23	(25,503)
USD	1,295,412	IDR	20,186,400,000	Citibank, N. A.	1/13/23	(1,141)
USD	368,780	IDR	5,712,400,000	Goldman Sachs Bank USA	1/13/23	1,878
USD	2,873,088	IDR	45,521,200,000	State Street Bank and Trust Co	1/13/23	(50,694)
USD	951,333	IDR	14,700,000,000	State Street Bank and Trust Co	1/13/23	7,167
USD	953,470	INR	78,226,000	BNP Paribas S.A.	1/13/23	8,582
USD	975,940	INR	80,476,000	Bank of America, N.A.	1/13/23	3,875
USD	1,907,846	INR	155,623,000	Citibank, N. A.	1/13/23	28,085
USD	1,926,008	INR	159,146,000	Citibank, N. A.	1/13/23	3,692
USD	2,011,421	MXN	39,450,000	Bank of America, N.A.	1/13/23	(9,377)
USD	2,625,172	MXN	53,298,000	Brown Brothers Harriman & Co	1/13/23	(104,980)
USD	1,259,017	MXN	24,570,000	Goldman Sachs Bank USA	1/13/23	436
USD	947,756	MXN	19,097,000	HSBC Bank	1/13/23	(30,474)
USD	750,146	MXN	15,081,000	JPMorgan Chase Bank, N.A.	1/13/23	(22,367)
USD	1,238,559	MYR	5,846,000	Goldman Sachs Bank USA	1/13/23	(89,117)
USD	1,961,055	PHP	109,270,000	BNP Paribas S.A.	1/13/23	(854)
USD	1,945,723	PHP	108,153,000	Bank of America, N.A.	1/13/23	3,869
USD	1,625,488	PHP	96,580,000	Citibank, N. A.	1/13/23	(108,576)
USD	533,998	PHP	30,000,000	State Street Bank and Trust Co	1/13/23	(4,643)
USD	592,395	PLN	2,862,000	Brown Brothers Harriman & Co	1/13/23	(60,307)
USD	2,386,499	PLN	11,301,000	Brown Brothers Harriman & Co	1/13/23	(190,788)
USD	1,821,398	PLN	9,034,000	Goldman Sachs Bank USA	1/13/23	(238,880)
USD	760,926	PLN	3,342,000	Goldman Sachs Bank USA	1/13/23	(1,244)
USD	910,108	PLN	4,380,000	Goldman Sachs Bank USA	1/13/23	(88,788)
USD	252,994	PLN	1,224,000	HSBC Bank	1/13/23	(26,150)
USD	514,902	PLN	2,470,000	JPMorgan Chase Bank, N.A.	1/13/23	(48,402)
USD	884,011	PLN	4,175,000	JPMorgan Chase Bank, N.A.	1/13/23	(68,132)
USD	1,927,691	RON	8,927,000	BNP Paribas S.A.	1/13/23	(5,068)
USD	904,534	RON	4,380,000	BNP Paribas S.A.	1/13/23	(43,767)
USD	740,861	RON	3,564,000	Brown Brothers Harriman & Co	1/13/23	(30,771)
USD	1,047,560	RON	5,052,000	JPMorgan Chase Bank, N.A.	1/13/23	(46,234)
USD	1,913,610	RON	9,104,000	JPMorgan Chase Bank, N.A.	1/13/23	(57,470)
USD	2,711,612	SGD	3,854,000	JPMorgan Chase Bank, N.A.	1/13/23	(166,288)
USD	899,230	SGD	1,270,000	State Street Bank and Trust Co	1/13/23	(49,118)
USD	2,750,307	THB	103,164,000	JPMorgan Chase Bank, N.A.	1/13/23	(240,069)
USD	672,210	THB	25,163,000	JPMorgan Chase Bank, N.A.	1/13/23	(57,180)
USD	2,068,847	THB	73,244,000	JPMorgan Chase Bank, N.A.	1/13/23	(54,249)
USD	950,473	THB	33,869,000	JPMorgan Chase Bank, N.A.	1/13/23	(31,275)
USD	933,399	THB	33,397,000	JPMorgan Chase Bank, N.A.	1/13/23	(34,668)
USD	896,569	THB	32,402,000	JPMorgan Chase Bank, N.A.	1/13/23	(42,656)
USD	1,502,863	THB	52,753,000	JPMorgan Chase Bank, N.A.	1/13/23	(26,268)
USD	798,893	THB	27,832,000	JPMorgan Chase Bank, N.A.	1/13/23	(7,863)
USD	701,647	TRY	13,339,000	HSBC Bank	1/13/23	(6,320)
USD	991,806	ZAR	17,334,000	BNP Paribas S.A.	1/13/23	(27,495)
USD	899,228	ZAR	16,449,000	Bank of America, N.A.	1/13/23	(68,032)
USD	834,633	ZAR	15,470,000	Bank of America, N.A.	1/13/23	(75,058)
USD	618,702	ZAR	11,330,000	Bank of America, N.A.	1/13/23	(47,542)
USD	2,127,647	ZAR	36,299,000	Citibank, N. A.	1/13/23	(6,863)
USD	1,431,577	ZAR	24,490,000	Goldman Sachs Bank USA	1/13/23	(8,522)
USD	872,546	ZAR	14,987,000	Goldman Sachs Bank USA	1/13/23	(8,743)
USD	396,772	ZAR	7,335,000	JPMorgan Chase Bank, N.A.	1/13/23	(34,552)
USD	912,022	ZAR	16,705,000	State Street Bank and Trust Co	1/13/23	(70,291)
ZAR	20,839,000	USD	1,208,264	BNP Paribas S.A.	1/13/23	17,143
ZAR	29,063,000	USD	1,673,037	Brown Brothers Harriman & Co	1/13/23	35,970
ZAR	27,604,000	USD	1,517,622	Canadian Imperial Bk. of Comm.	1/13/23	105,591
ZAR	16,679,000	USD	935,669	Citibank, N. A.	1/13/23	45,115
ZAR	23,697,000	USD	1,349,680	Citibank, N. A.	1/13/23	43,788
ZAR	14,517,000	USD	829,079	Goldman Sachs Bank USA	1/13/23	24,573
ZAR	28,000,000	USD	1,627,640	HSBC Bank	1/13/23	18,859
EGP	41,291,000	USD	1,813,395	Citibank, N. A.	1/17/23	(193,343)
USD	950,156	EGP	24,324,000	Citibank, N. A.	1/17/23	(4,196)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,317,251

Unrealized Appreciation						7,218,921
Unrealized Depreciation						(3,901,670)
For the period, the average contract value for forward foreign currency contracts was $223,679,140. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,135,224 or 0.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	54,451,175	217,146,801	219,205,471	665,311	-	-	52,392,505	0.1%
Total	54,451,175	217,146,801	219,205,471	665,311	-	-	52,392,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	321,516,237	-	321,516,237	-

Supranational Obligations	3,111,504	-	3,111,504	-

Money Market Funds	52,392,505	52,392,505	-	-
Total Investments in Securities:	377,020,246	52,392,505	324,627,741	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	7,218,921	-	7,218,921	-
Total Assets	7,218,921	-	7,218,921	-

Liabilities
Forward Foreign Currency Contracts	(3,901,670)	-	(3,901,670)	-
Total Liabilities	(3,901,670)	-	(3,901,670)	-
Total Derivative Instruments:	3,317,251	-	3,317,251	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	7,218,921	(3,901,670)
Total Foreign Exchange Risk	7,218,921	(3,901,670)
Total Value of Derivatives	7,218,921	(3,901,670)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received (a) ($)	Collateral Pledged (a) ($)	Net (b) ($)
JPMorgan Chase Bank, N.A.	2,206,662	(1,070,401)	-	-	1,136,261
HSBC Bank USA	1,724,382	(85,940)	-	-	1,638,442
Goldman Sachs Bank USA	1,133,540	(546,373)	-	-	587,167
State Street Bank and Trust Co	485,029	(269,758)	-	-	215,271
BNP Paribas SA	479,646	(354,392)	-	-	125,254
Citibank, N.A.	360,184	(746,110)	-	250,000	(135,926)
Bank of America, N.A.	285,636	(359,793)	-	50,000	(24,157)
Royal Bank of Canada	238,935	-	-	-	238,935
Brown Brothers Harriman & Co	193,542	(468,903)	-	250,000	(25,361)
Canadian Imperial Bk. of Comm.	111,365	-	-	-	111,365
Total	$7,218,921	$(3,901,670)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $360,030,206)		324,627,741
Fidelity Central Funds (cost $52,392,505)		52,392,505

Total Investment in Securities (cost $412,422,711)			$377,020,246
Segregated cash with brokers for derivative instruments			550,000
Foreign currency held at value (cost $321,019)			260,349
Receivable for investments sold			2,675,070
Unrealized appreciation on forward foreign currency contracts			7,218,921
Receivable for fund shares sold			60,989
Interest receivable			5,530,070
Distributions receivable from Fidelity Central Funds			142,593
Receivable from investment adviser for expense reductions			4,279
Other receivables			6,512
Total assets			393,469,029
Liabilities
Unrealized depreciation on forward foreign currency contracts		3,901,670
Payable for fund shares redeemed		6,252,195
Other payables and accrued expenses		22,340
Total Liabilities			10,176,205
Net Assets			$383,292,824
Net Assets consist of:
Paid in capital			$452,868,272
Total accumulated earnings (loss)			(69,575,448)
Net Assets			$383,292,824
Net Asset Value , offering price and redemption price per share ($383,292,824 ÷ 44,129,866 shares)			$8.69

Statement of Operations
		Year ended December 31, 2022
Investment Income
Interest		$20,944,827
Income from Fidelity Central Funds		665,311
Income before foreign taxes withheld		21,610,138
Less foreign taxes withheld		(670,753)
Total Income		20,939,385
Expenses
Custodian fees and expenses	69,229
Independent trustees' fees and expenses	1,418
Total expenses before reductions	70,647
Expense reductions	(57,259)
Total expenses after reductions		13,388
Net Investment income (loss)		20,925,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $13,320)	(39,189,288)
Forward foreign currency contracts	(12,241,179)
Foreign currency transactions	(738,343)
Total net realized gain (loss)		(52,168,810)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $22,335)	(10,005,756)
Forward foreign currency contracts	3,858,551
Assets and liabilities in foreign currencies	140,728
Total change in net unrealized appreciation (depreciation)		(6,006,477)
Net gain (loss)		(58,175,287)
Net increase (decrease) in net assets resulting from operations		$(37,249,290)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,925,997	$20,725,189
Net realized gain (loss)	(52,168,810)	(9,408,060)
Change in net unrealized appreciation (depreciation)	(6,006,477)	(54,219,787)
Net increase (decrease) in net assets resulting from operations	(37,249,290)	(42,902,658)
Distributions to shareholders	-	(22,490,689)
Share transactions
Proceeds from sales of shares	38,013,375	102,412,761
Reinvestment of distributions	-	22,490,402
Cost of shares redeemed	(100,779,866)	(68,949,646)
Net increase (decrease) in net assets resulting from share transactions	(62,766,491)	55,953,517
Total increase (decrease) in net assets	(100,015,781)	(9,439,830)

Net Assets
Beginning of period	483,308,605	492,748,435
End of period	$383,292,824	$483,308,605

Other Information
Shares
Sold	4,444,382	10,055,460
Issued in reinvestment of distributions	-	2,338,709
Redeemed	(11,553,598)	(6,737,856)
Net increase (decrease)	(7,109,216)	5,656,313

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

Years ended December 31,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$10.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.445	.439	.067
Net realized and unrealized gain (loss)	(1.185)	(1.358)	.806
Total from investment operations	(.740)	(.919)	.873
Distributions from net investment income	-	(.456)	(.063)
Distributions from net realized gain	-	(.005)	-
Total distributions	-	(.461)	(.063)
Net asset value, end of period	$8.69	$9.43	$10.81
Total Return D,E	(7.85)%	(8.56)%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.03%	.04% H
Expenses net of fee waivers, if any I	-%	-%	-% H
Expenses net of all reductions I	-%	-%	-% H
Net investment income (loss)	5.17%	4.31%	3.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$383,293	$483,309	$492,748
Portfolio turnover rate J	53%	65%	17% K

A For the period October 30, 2020 (commencement of operations) through December 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Series Emerging Markets Debt Fund and   Fidelity Series Emerging Markets Debt Local Currency Fund are non-diversified funds of Fidelity Hastings Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Debt Fund	$1,393,999,343	$ 15,482,633	$(264,707,613)	$(249,224,980)
Fidelity Series Emerging Markets Debt Local Currency Fund	414,935,751	4,202,673	(41,628,165)	(37,425,492)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Emerging Markets Debt Fund	$442,857	$(175,564,091)	$(249,214,975)
Fidelity Series Emerging Markets Debt Local Currency Fund	-	(32,008,036)	(37,413,733)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Emerging Markets Debt Fund	$(25,121,339)	$(150,442,752)	$(175,564,091)
Fidelity Series Emerging Markets Debt Local Currency Fund	(13,077,030)	(18,931,006)	(32,008,036)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period November 1, 2022 to December 31, 2022. Loss deferrals were as follows

Ordinary losses
Fidelity Series Emerging Markets Debt Local Currency Fund	$153,679

The tax character of distributions paid was as follows:
December 31, 2022
	Ordinary Income	Total
Fidelity Series Emerging Markets Debt Fund	$66,732,572	$66,732,572

December 31, 2021
	Ordinary Income	Total
Fidelity Series Emerging Markets Debt Fund	$ 65,337,661	$ 65,337,661
Fidelity Series Emerging Markets Debt Local Currency Fund	22,490,689	22,490,689

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	311,586,564	309,204,764
Fidelity Series Emerging Markets Debt Local Currency Fund	189,558,902	239,439,041

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	$ 57,081

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Debt Fund	$ 1,870
Fidelity Series Emerging Markets Debt Local Currency Fund	178

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (two of the funds constituting Fidelity Hastings Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Series Emerging Markets Debt Fund	-%- D
Actual		$ 1,000	$ 1,039.00	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

Fidelity® Series Emerging Markets Debt Local Currency Fund	-%- D
Actual		$ 1,000	$ 1,047.00	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series Emerging Markets Debt Fund	0.96%
Fidelity Series Emerging Markets Debt Local Currency Fund	0.01%
The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series Emerging Markets Debt Fund	$63,937,514
Fidelity Series Emerging Markets Debt Local Currency Fund	$17,369,642

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.924250.111
SED-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ( “PwC ”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the “Funds ”):

Services Billed by PwC

December 31, 2022 Fees A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$50,300	$4,400	$9,300	$1,500
Fidelity Series Emerging Markets Debt Local Currency Fund	$49,900	$4,400	$9,300	$1,500

December 31, 2021 Fees A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$48,900	$4,800	$9,000	$1,500
Fidelity Series Emerging Markets Debt Local Currency Fund	$47,400	$4,700	$9,000	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) ( “Fund Service Providers ”):

Services Billed by PwC

	December 31, 2022 A	December 31, 2021 A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees ” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees ” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees ” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022 A	December 31, 2021 A
PwC	$12,913,400	$14,150,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR ’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust ’s Audit Committee must pre-approve all audit and non-audit services provided by a fund ’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee ’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ( “Covered Service ”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair ’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ( “De Minimis Exception ”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund ’s(s ’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust ’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust ’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust ’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust ’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023